Securities Act File No.   333-192305
 Investment Company Act File No. 811-22912
U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
_______________________
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/
PRE-EFFECTIVE AMENDMENT NO.             /_/
POST-EFFECTIVE AMENDMENT NO.35    /X/
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/
AMENDMENT NO. 38    /X/
__________________________________________________________________
DREYFUS BNY MELLON FUNDS, INC.
(Exact Name of Registrant as Specified in its Charter)
c/o The Dreyfus Corporation
200 Park Avenue
 New York, New York 10166
(Address of Principal Executive Offices)
Registrant's Telephone Number, including Area Code: (212) 922-6000
Jeff Prusnofsky, Esq.
200 Park Avenue
 New York, New York 10166
(Name and Address of Agent for Service)
COPY TO:
David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
 New York, New York 10038-4982
__________________________________________________________________
It is proposed that this filing will become effective (check appropriate box)
_____ immediately upon filing pursuant to paragraph (b)
X on February 7, 2016 pursuant to paragraph (b)
_____ 60 days after filing pursuant to paragraph (a)(1)
_____ on (DATE) pursuant to paragraph (a)(1)
_____ 75 days after filing pursuant to paragraph (a)(2)
_____ on (DATE) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A for Dreyfus BNY Mellon Funds, Inc. is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until February 7, 2016, the effectiveness of Post-Effective Amendment No. 7 ("PEA No. 7"), which was filed with the Securities and Exchange Commission via EDGAR Accession No. 0000899681-14-000326 on April 11, 2014. Since no other changes are intended to be made to PEA No. 7 by means of this filing, Parts A, B and C of PEA No. 7 are incorporated herein by reference.
PART A – PROSPECTUSES
The Prospectuses for Dreyfus TOBAM Global Equity Fund and Dreyfus TOBAM U.S. Equity Fund are incorporated herein by reference to Part A of PEA No. 7.
PART B – STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information for Dreyfus TOBAM Global Equity Fund and Dreyfus TOBAM U.S. Equity Fund is incorporated herein by reference to Part B of PEA No. 7.
PART C – OTHER INFORMATION
Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 7.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 8th day of January, 2016.

DREYFUS BNY MELLON FUNDS, INC.

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
	Signatures	Title	Date

	/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	January 8, 2016
Bradley J. Skapyak

	/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	January 8, 2016

	/s/ Joseph S. DiMartino*	Chairman of the Board	January 8, 2016
Joseph S. DiMartino

	/s/ Kenneth A. Himmel*	Board Member	January 8, 2016
Kenneth A. Himmel

	/s/ Stephen J. Lockwood*	Board Member	January 8, 2016
Stephen J. Lockwood

	/s/ Roslyn M. Watson*	Board Member	January 8, 2016
Roslyn M. Watson

	/s/ Benaree Pratt Wiley*	Board Member	January 8, 2016
Benaree Pratt Wiley

	/s/ Francine J. Bovich*	Board Member	January 8, 2016
Francine J. Bovich
*BY:	/s/ James Bitetto
James Bitetto Attorney-in-Fact